Michael J. Mazza Counsel 720 East Wisconsin Avenue Milwaukee, WI 53202-4797 414 665 2052 office 414 625 2052 fax michaelmazza@northwesternmutual.com

March 24, 2006

Securities and Exchange Commission

Attention: Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Northwestern Mutual Variable Life Account (“Registrant”)
(Variable Executive Life)
Post-Effective Amendment No. 13 to Form N-6
Registration Statement Under the Securities Act
Amendment No. 9 Under the Investment Company Act
File Nos. 333-36865 and 811-3989; CIK No. 0000742277

Commissioners:

On behalf of the above-named Registrant, we are submitting herewith Post-Effective Amendment No. 13 (“Amendment”) to the above-referenced registration statement (“Registration Statement”) under the Securities Act. The material filed is also submitted as Amendment No. 9 to the Registration Statement under the Investment Company Act.

The prospectus and statement of additional information, filed as part of the Amendment, have been revised to update, clarify, and in some cases rearrange the disclosure therein, to add new disclosure on optional benefits, and to remove certain information not required under Form N-6 (e.g., descriptions of the investment advisory fees and investment strategies of each of the underlying funds). In addition, Northwestern Mutual Investment Services, LLC (“NMIS”), has been removed as a depositor from the signature page of Part C of the above-referenced Amendment, but remains as principal underwriter of the Registrant.

As discussed with Commission staff reviewers, we have undertaken significant due diligence with respect to the Registration Statement, and have made several additional changes to the Registration Statement since the last amendment we submitted on February 21, 2006 (Post-Effective Amendment No. 12 under the Securities Act, 333-36865 and Amendment No. 6 under the Investment Company Act 811-3989). These changes by Registrant have been made only to improve existing disclosure and are not in response to any modification or addition to any product feature.

At the request of Commission staff reviewers, Registrant is filing the Amendment pursuant to Rule 485(a) under the Securities Act. We would appreciate the Commission Staff’s efforts in processing the Amendment so that it may be declared effective by May 1, 2006.

Please call me with any questions or comments about this filing.

Very truly yours,

/s/ Michael J. Mazza
Michael J. Mazza
Counsel

Enc.
cc:	Mr. Curtis A. Young
Mr. Michael Kosoff